Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value of credit derivative [abstract]
Net mark-to-market losses at beginning of the year	₱ (1,069)	₱ (74)
Gains on derivative financial instruments (Note 4)	1,436	2,572	₱ 1,651
Settlements and interest expense	607	1,135
Effective portion recognized in the profit or loss for the cash flow hedges	(66)	(77)
Net fair value losses on cash flow hedges charged to other comprehensive income	(1,674)	(3,228)	(967)
Others	(171)	(1,397)
Net mark-to-market losses at end of the year	₱ (937)	₱ (1,069)	₱ (74)